Business Combinations - Additional Information (Detail) - USD ($) $ in Millions	Jun. 01, 2023	Sep. 11, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Goodwill			$ 2,767	$ 2,031	$ 2,122
Magna Yuma [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		51.00%
Business Combination, Consideration Transferred		$ 52
Goodwill		20
Intangible assets acquired at the acquisition date		33
Fixed assets acquired at the acquisition date		2
Noncontrolling interest in the acquiree at the acquisition date		$ 47
Percentage of voting interests held by Noncontrolling interest in the acquiree		49.00%
Deferred Tax Liabilities assumed at the acquisition date		$ (8)
Magna Yuma [Member] | Yulu Mobility [Member]
Business Acquisition [Line Items]
Payments to acquire investments		$ 25
Veoneers Active Safety Business [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Cash Acquired from Acquisition	$ 111
Estimated useful lives of finite-lived intangible assets	7 years
Business Combination, Consideration Transferred	$ 1,438
Goodwill	670
Intangible assets acquired at the acquisition date	459
Fixed assets acquired at the acquisition date	245
Deferred Tax Liabilities assumed at the acquisition date	$ (34)